Vendor Payables in Trust (Details) $ / shares in Units, $ in Thousands			1 Months Ended		12 Months Ended
	Jun. 07, 2021 USD ($)	Jun. 04, 2021 USD ($)	Oct. 30, 2020 USD ($)	Apr. 29, 2019	Dec. 31, 2022 USD ($) shares	Dec. 31, 2021 USD ($) $ / shares	Mar. 31, 2023 USD ($) $ / shares	Jul. 12, 2021 USD ($)
Vendor Payables in Trust (Details) [Line Items]
Contractual interest rates				6.00%
Accrued interest at settlement			$ 1,800
Interest expenses						$ 1,400
Total future work outstanding amount								$ 1,200
Payments to settle debt					$ 22,400
Accrued interest						41,800
Payment for exit fee						$ 2,300
Share price (in Dollars per share) | $ / shares						$ 10
Deposits amount					$ 23,617	$ 54,990	$ 52,436
Vendor Trust, Future Services [Member]
Vendor Payables in Trust (Details) [Line Items]
Total future work outstanding amount		$ 14,200
Vendor Trust, Services Performed [Member]
Vendor Payables in Trust (Details) [Line Items]
Total future work outstanding amount		1,900
Gain on forgiveness of vendor interest		$ 1,700
Vendor Trust, Agreements To Settle [Member]
Vendor Payables in Trust (Details) [Line Items]
Number of vendors	2
Payments to settle debt	$ 5,400
Class A Common Stock [Member]
Vendor Payables in Trust (Details) [Line Items]
Shares issued from conversion (in Shares) | shares					6,921,814
Share price (in Dollars per share) | $ / shares							$ 15
Shares issued during period, shares, settlement of future work (in Shares) | shares					838,040
Deposits amount					$ 8,400
Class A Common Stock [Member] | Vendor Trust [Member]
Vendor Payables in Trust (Details) [Line Items]
Shares issued from conversion (in Shares) | shares					9,618,542